Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 167,319	$ 205,104	$ 215,931
Other comprehensive income, net of tax:
Net unrealized holding gains (losses) on securities available for sale arising during period (net of tax effects of $4,911, $15,144, and $(7,004))	18,476	56,970	(26,348)
Reclassification adjustment for losses on securities available for sale included in net income (net of tax effects of $1, $3 and $30)	4	9	111
Other comprehensive income, net of tax	18,480	56,979	(26,237)
Comprehensive income	$ 185,799	$ 262,083	$ 189,694